Restatement of Prior Period Financial Statements - Schedule of Statement of Operations (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of SAFE agreements				$ 17,368,415	$ 13,462,710	$ 14,492,176	$ 263,239
Net loss	$ 28,859,203		$ 2,096,620	$ 30,143,761	$ 16,192,000	$ 21,537,430	$ 1,939,917
Net loss per share, basic (in Dollars per share)	$ 2		$ 0.17	$ 2.26	$ 1.35	$ 0.2	$ 0.02
Net loss per share, diluted (in Dollars per share)	$ 2		$ 0.17	$ 2.26	$ 1.35	$ 0.2	$ 0.02
Revenue	$ 126,833	$ 352,498	$ 23,442	$ 479,331	$ 101,995	$ 172,661	$ 439,640
Cost of good sold	67,194	17,078	6,442	84,272	10,009	343,889	86,888
Gross profit	59,639	335,420	17,000	395,059	91,986	(171,228)	352,752
General and administrative expenses	824,204	617,731	246,216	1,441,935	557,575	3,588,548	742,041
Research and development expenses	181,641	393,864	152,467	575,505	273,313	759,967	837,453
Sales and marketing	770,247	682,749	730,620	1,452,996	1,124,586	2,524,930	449,936
Acquisition and integration		377,337
Total operating expenses	2,315,483	2,071,681	1,452,865	4,387,164	2,821,276	6,873,445	2,029,430
Loss from operations	(2,255,844)	(1,736,261)	(1,435,865)	(3,992,105)	(2,729,290)	$ (7,044,673)	$ (1,676,678)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of SAFE agreements					424,721
Net loss					$ 3,154,011
Net loss per share, basic (in Dollars per share)					$ 0.03
Net loss per share, diluted (in Dollars per share)					$ 0.03
Revenue		352,498
Cost of good sold		327,238
Gross profit		25,260
General and administrative expenses		748,513
Research and development expenses		484,482
Sales and marketing		528,526
Acquisition and integration
Total operating expenses		1,761,521
Loss from operations		(1,736,261)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of SAFE agreements					$ 13,037,989
Net loss	$ 28,859,203		$ 2,096,620	$ 30,143,761	$ 13,037,989
Net loss per share, basic (in Dollars per share)					$ 1.32
Net loss per share, diluted (in Dollars per share)					$ 1.32
Revenue
Cost of good sold		(310,160)
Gross profit		310,160
General and administrative expenses		(130,782)
Research and development expenses		(90,618)
Sales and marketing		154,223
Acquisition and integration		377,337
Total operating expenses		310,160
Loss from operations